STATEMENTS OF CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS'/MEMBERS' EQUITY (DEFICIT) - USD ($) $ in Thousands	Total	Common Stock	Additional Paid-in Capital	Accumulated Deficit	Previously Reported	Previously Reported Series Seed Convertible Preferred Units	Previously Reported Series A Convertible Preferred Units	Previously Reported Common Units	Previously Reported Accumulated Deficit	Retroactive Application of Recapitalization Due to Business Combination	Retroactive Application of Recapitalization Due to Business Combination Common Units	Retroactive Application of Recapitalization Due to Business Combination Common Stock	Retroactive Application of Recapitalization Due to Business Combination Additional Paid-in Capital	Retroactive Application of Recapitalization Due to Business Combination Preferred Stock	Retroactive Application of Recapitalization Due to Business Combination Preferred Stock Series Seed Convertible Preferred Units	Retroactive Application of Recapitalization Due to Business Combination Preferred Stock Series A Convertible Preferred Units	Retroactive Application of Recapitalization Due to Business Combination Preferred Stock Common Stock	Retroactive Application of Recapitalization Due to Business Combination Preferred Stock Additional Paid-in Capital
Beginning Balance at Dec. 31, 2019	$ (567)	$ 1	$ 24,453	$ (25,021)	$ (24,809)			$ 212	$ (25,021)	$ 37	$ (212)		$ 249	$ 24,205			$ 1	$ 24,204
Beginning Balance (in shares) at Dec. 31, 2019		9,538,259						4,000,000			(4,000,000)	3,790,109					5,748,150
Temporary Equity, Beginning Balance at Dec. 31, 2019						$ 2,000	$ 22,204								$ (2,000)	$ (22,204)
Temporary Equity, Beginning Balance (in shares) at Dec. 31, 2019						1,066,667	4,999,807								(1,066,667)	(4,999,807)
Net Loss	(6,387)			(6,387)
Issuance and conversion of profits interest units to common stock		1,018,770
Conversion of profits interest units to restricted stock (in shares)		589,481
Share based compensation	196		196
Ending Balance at Dec. 31, 2020	(6,758)	$ 1	24,649	(31,408)
Ending Balance (in shares) at Dec. 31, 2020		11,146,510
Net Loss	(40,335)			(40,335)
Forfeiture of restricted stock (in shares)		(52,263)
Issuance of common stock in connection with business combination, net of issuance costs	83,126	$ 1	83,125
Issuance of common stock in connection with business combination, net of issuance costs (in shares)		12,505,471
Exercise of common stock	$ 1		1
Exercise of common stock (in shares)	3,000	3,000
Share based compensation	$ 686		686
Ending Balance at Dec. 31, 2021	$ 36,720	$ 2	$ 108,461	$ (71,743)
Ending Balance (in shares) at Dec. 31, 2021		23,602,718